Submission	Apr. 22, 2026
Submission [Line Items]
Central Index Key	0000744455
Registrant Name	Empower Annuity Insurance Company of America
Registration File Number	333-286618
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A